UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4805
Van Kampen Equity Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)      (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 3/31
Date of reporting period: 6/30/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Leaders Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investments in Underlying Affiliated Funds
Investment Companies 97.8%
Van Kampen Comstock Fund, Class I	5,688,633	$63,030,050
Van Kampen Equity and Income Fund, Class I	9,602,795	62,706,249
Van Kampen International Growth Fund, Class I (a)	4,765,378	62,950,647

Total Long-Term Investments 97.8% (Cost $258,489,481)		188,686,946

Repurchase Agreements 2.5%
Banc of America Securities ($264,386 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.06%, dated 06/30/09, to be sold on 07/01/09 at $264,387)		264,386
JPMorgan Chase & Co. ($4,465,579 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 06/30/09, to be sold on 07/01/09 at $4,465,586)		4,465,579
State Street Bank & Trust Co. ($35 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 06/30/09, to be sold on 07/01/09 at $35)		35

Total Repurchase Agreements 2.5% (Cost $4,730,000)		4,730,000

Total Investments 100.3% (Cost $263,219,481)		193,416,946

Liabilities in Excess of Other Assets (0.3%)		(485,426)

Net Assets 100.0%		$192,931,520

Percentages are calculated as a percentage of net assets.

(a)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2009, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund’s shares outstanding:

Percent of
Underlying Affiliated Fund	Shares Held

Van Kampen International Growth Fund, Class I	7.89%
Security Valuation The assets of the Fund consist primarily of shares of the Underlying Affiliated Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Van Kampen Leaders Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investment Type	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets
Investment Companies	$188,686,946	$—	$—	$188,686,946
Short-Term Investments	—	4,730,000	—	4,730,000

Total Assets	$188,686,946	$4,730,000	$—	$193,416,946

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.4%
Advertising 1.1%
Groupe Aeroplan, Inc. (Canada)	2,185,900	$15,504,170

Air Freight & Logistics 4.9%
C.H. Robinson Worldwide, Inc.	589,149	30,724,120
Expeditors International of Washington, Inc.	1,222,244	40,749,615

		71,473,735

Apparel Retail 1.1%
Abercrombie & Fitch Co., Class A	607,429	15,422,622

Application Software 3.6%
Autodesk, Inc. (a)	1,015,470	19,273,620
Salesforce.com, Inc. (a)	894,257	34,133,790

		53,407,410

Asset Management & Custody Banks 0.8%
Calamos Asset Management, Inc., Class A	810,743	11,439,584

Broadcasting & Cable TV 1.0%
Discovery Communications, Inc., Class C (a)	742,350	15,240,446

Casinos & Gaming 2.7%
Las Vegas Sands Corp. (a)	1,492,565	11,731,561
Wynn Resorts Ltd. (a)	799,279	28,214,549

		39,946,110

Computer Hardware 2.1%
Teradata Corp. (a)	1,296,944	30,387,398

Construction & Engineering 1.3%
Aecom Technology Corp. (a)	605,647	19,380,704

Construction Materials 3.0%
Martin Marietta Materials, Inc.	444,912	35,094,658
Texas Industries, Inc.	278,466	8,732,694

		43,827,352

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Consumer Finance 2.6%
Redecard SA (Brazil)	2,523,195	$38,823,337

Department Stores 1.0%
Sears Holdings Corp. (a)	217,569	14,472,690

Distributors 2.9%
Li & Fung Ltd. (Bermuda)	15,953,939	42,646,378

Diversified Commercial & Professional Services 2.6%
Corporate Executive Board Co.	629,809	13,074,835
IHS, Inc., Class A (a)	495,889	24,729,984

		37,804,819

Diversified Metals & Mining 1.6%
Intrepid Potash, Inc. (a)	823,144	23,113,884

Education Services 3.3%
New Oriental Education & Technology Group, Inc. — ADR (Cayman Islands) (a)	403,065	27,150,459
Strayer Education, Inc.	94,558	20,624,045

		47,774,504

Electronic Components 0.9%
Byd Co., Ltd. (China) (a)	3,368,800	13,472,284

Environmental & Facilities Services 1.1%
Covanta Holding Corp. (a)	992,242	16,828,424

Health Care Equipment 4.1%
Gen-Probe, Inc. (a)	538,412	23,140,948
Intuitive Surgical, Inc. (a)	91,173	14,921,373
Mindray Medical International Ltd., Class A — ADR (Cayman Islands)	777,755	21,714,920

		59,777,241

Home Furnishings 0.6%
Mohawk Industries, Inc. (a)	233,608	8,335,133

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Homebuilding 1.9%
Gafisa SA — ADR (Brazil)	819,503	$13,521,800
NVR, Inc. (a)	30,042	15,092,800

		28,614,600

Hotels, Resorts & Cruise Lines 3.2%
Ctrip.com International Ltd. — ADR (Cayman Islands)	1,026,095	47,508,198

Human Resource & Employment Services 0.7%
Monster Worldwide, Inc. (a)	889,402	10,503,838

Internet Retail 3.4%
Netflix, Inc. (a)	266,958	11,036,044
Priceline.com, Inc. (a)	343,803	38,351,224

		49,387,268

Internet Software & Services 10.7%
Alibaba.com Ltd. (Cayman Islands) (a)	15,764,900	27,827,684
Baidu, Inc. — ADR (Cayman Islands) (a)	177,184	53,348,331
Equinix, Inc. (a)	229,110	16,665,461
Tencent Holdings Ltd. (Cayman Islands)	5,136,000	59,799,582

		157,641,058

Investment Banking & Brokerage 1.0%
Greenhill & Co., Inc.	199,684	14,419,182

Life Sciences Tools & Services 6.5%
Illumina, Inc. (a)	1,472,079	57,322,756
Techne Corp.	591,947	37,772,138

		95,094,894

Multi-Sector Holdings 2.4%
Leucadia National Corp. (a)	1,693,295	35,711,592

Oil & Gas Exploration & Production 10.3%
PetroHawk Energy Corp. (a)	592,045	13,202,603
Range Resources Corp.	310,843	12,872,009
Southwestern Energy Co. (a)	1,718,165	66,750,710

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Oil & Gas Exploration & Production (continued)
Ultra Petroleum Corp. (Canada) (a)	1,491,697	$58,176,183

		151,001,505

Pharmaceuticals 1.3%
Allergan, Inc.	390,922	18,600,069

Publishing 1.8%
Morningstar, Inc. (a)	646,802	26,667,646

Real Estate Management & Development 1.6%
Brookfield Asset Management, Inc., Class A (Canada)	1,399,280	23,885,710

Restaurants 2.2%
Starbucks Corp. (a)	2,344,450	32,564,411

Specialized Finance 3.0%
IntercontinentalExchange, Inc. (a)	283,020	32,332,205
Moody’s Corp.	459,506	12,107,983

		44,440,188

Specialty Chemicals 2.7%
Nalco Holding Co.	1,446,688	24,362,226
Rockwood Holdings, Inc. (a)	1,030,042	15,079,815

		39,442,041

Wireless Telecommunication Services 1.4%
Millicom International Cellular SA (Luxembourg) (a)	147,299	8,287,042
NII Holdings, Inc., Class B (a)	654,724	12,485,586

		20,772,628

Total Common Stocks 96.4%		1,415,333,053

Convertible Preferred Stocks 0.7%
Pharmaceuticals 0.7%
Ironwood Pharmaceuticals, Inc.
(Acquired 09/11/08, Cost $10,733,208) (a)(b)(c)(d)	894,434	10,733,208

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Description	Value

Total Long-Term Investments 97.1% (Cost $1,690,378,541)	$ 1,426,066,261

Description	Value

Repurchase Agreements 3.6%
Banc of America Securities ($2,931,221 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.06%, dated 06/30/09, to be sold on 07/01/09 at $2,931,226)	2,931,221
JPMorgan Chase & Co. ($49,509,396 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 06/30/09, to be sold on 07/01/09 at $49,509,465)	49,509,396
State Street Bank & Trust Co. ($383 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 06/30/09, to be sold on 07/01/09 at $383)	383

Total Repurchase Agreements 3.6% (Cost $52,441,000)	52,441,000

Total Investments 100.7% (Cost $1,742,819,541)	1,478,507,261

Foreign Currency 0.0% (Cost $63)	63

Liabilities in Excess of Other Assets (0.7%)	(9,980,254)

Net Assets 100.0%	$1,468,527,070

Percentages are calculated as a percentage of net assets.

Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. The total market value of these securities is $143,745,928.

(a) Non-income producing security.

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.10% of net assets.

(d)	Security has been deemed illiquid.
ADR — American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value each business day.
Fair Value Measurements Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued
distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value.

		Level 2
		Other	Level 3
		Significant	Significant
Investment	Level 1	Observable	Unobservable
Type	Quoted Prices	Inputs	Inputs	Total

Assets
Common Stocks
Advertising	$15,504,170	$—	$—	$15,504,170
Air Freight & Logistics	71,473,735	—	—	71,473,735
Apparel Retail	15,422,622	—	—	15,422,622
Application Software	53,407,410	—	—	53,407,410
Asset Management & Custody Banks	11,439,584	—	—	11,439,584
Broadcasting & Cable TV	15,240,446	—	—	15,240,446
Casinos & Gaming	39,946,110	—	—	39,946,110

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

		Level 2
		Other	Level 3
		Significant	Significant
Investment	Level 1	Observable	Unobservable
Type	Quoted Prices	Inputs	Inputs	Total

Computer Hardware	$30,387,398	$—	$—	$30,387,398
Construction & Engineering	19,380,704	—	—	19,380,704
Construction Materials	43,827,352	—	—	43,827,352
Consumer Finance	38,823,337	—	—	38,823,337
Department Stores	14,472,690	—	—	14,472,690
Distributors	—	42,646,378	—	42,646,378
Diversified Commercial & Professional Services	37,804,819	—	—	37,804,819
Diversified Metals & Mining	23,113,884	—	—	23,113,884
Education Services	47,774,504	—	—	47,774,504
Electronic Components	—	13,472,284	—	13,472,284
Environmental & Facilities Services	16,828,424	—	—	16,828,424
Health Care Equipment	59,777,241	—	—	59,777,241
Home Furnishings	8,335,133	—	—	8,335,133
Homebuilding	28,614,600	—	—	28,614,600
Hotels, Resorts & Cruise Lines	47,508,198	—	—	47,508,198
Human Resource & Employment Services	10,503,838	—	—	10,503,838
Internet Retail	49,387,268	—	—	49,387,268
Internet Software & Services	70,013,792	87,627,266	—	157,641,058
Investment Banking & Brokerage	14,419,182	—	—	14,419,182
Life Sciences Tools & Services	95,094,894	—	—	95,094,894

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

		Level 2
		Other	Level 3
		Significant	Significant
Investment	Level 1	Observable	Unobservable
Type	Quoted Prices	Inputs	Inputs	Total

Multi-Sector Holdings	$35,711,592	$—	$—	$35,711,592
Oil & Gas Exploration & Production	151,001,505	—	—	151,001,505
Pharmaceuticals	18,600,069	—	—	18,600,069
Publishing	26,667,646	—	—	26,667,646
Real Estate Management & Development	23,885,710	—	—	23,885,710
Restaurants	32,564,411	—	—	32,564,411
Specialized Finance	44,440,188	—	—	44,440,188
Specialty Chemicals	39,442,041	—	—	39,442,041
Wireless Telecommunication Services	20,772,628	—	—	20,772,628
Convertible Preferred Stocks
Pharmaceuticals	—	—	10,733,208	10,733,208
Short-Term Investments	—	52,441,000	—	52,441,000

Total Assets	$1,271,587,125	$196,186,928	$10,733,208	$1,478,507,261

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Convertible Preferred
Stocks
Balance as of 3/31/09	$10,733,208
Accrued discounts/premiums	—
Realized gain/loss	—
Change in unrealized appreciation/depreciation	—
Net purchases/sales	—
Net transfers in and/or out of Level 3	—

Balance as of 6/30/09	$10,733,208

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/09	$—

Van Kampen Small Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 93.0%
Advertising 0.5%
National CineMedia, Inc.	255,000	$3,508,800

Aerospace & Defense 0.9%
Teledyne Technologies, Inc. (a)	93,100	3,049,025
TransDigm Group, Inc. (a)	87,800	3,178,360

		6,227,385

Alternative Carriers 1.3%
Aruba Networks, Inc. (a)	634,000	5,541,160
Premiere Global Services, Inc. (a)	319,200	3,460,128

		9,001,288

Apparel, Accessories & Luxury Goods 2.2%
Carter’s, Inc. (a)	223,600	5,502,796
Fossil, Inc. (a)	221,900	5,343,352
Warnaco Group, Inc. (a)	149,800	4,853,520

		15,699,668

Apparel Retail 1.2%
Aeropostale, Inc. (a)	145,500	4,986,285
Gymboree Corp. (a)	102,800	3,647,344

		8,633,629

Application Software 4.9%
Concur Technologies, Inc. (a)	115,900	3,602,172
Informatica Corp. (a)	316,500	5,440,635
Longtop Financial Technologies Ltd. — ADR (Cayman Islands) (a)	196,600	4,828,496
Net 1 UEPS Technologies, Inc. (a)	479,300	6,513,687
Nuance Communications, Inc. (a)	421,400	5,094,726
Solera Holdings, Inc. (a)	218,800	5,557,520
TIBCO Software, Inc. (a)	477,800	3,425,826

		34,463,062

Van Kampen Small Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Asset Management & Custody Banks 0.7%
Affiliated Managers Group, Inc. (a)	85,100	$4,951,969

Biotechnology 6.7%
Acorda Therapeutics, Inc. (a)	130,300	3,673,157
Alexion Pharmaceuticals, Inc. (a)	174,200	7,163,104
Allos Therapeutics, Inc. (a)	218,400	1,810,536
Alnylam Pharmaceuticals, Inc. (a)	153,600	3,420,672
Dendreon Corp. (a)	140,500	3,491,425
Emergent Biosolutions, Inc. (a)	230,700	3,305,931
Exelixis, Inc. (a)	699,100	3,404,617
Myriad Genetics, Inc. (a)	142,600	5,083,690
Myriad Pharmaceuticals, Inc. (a)	35,650	164,390
Onyx Pharmaceuticals, Inc. (a)	199,100	5,626,566
Regeneron Pharmaceuticals, Inc. (a)	290,300	5,202,176
Savient Pharmaceuticals, Inc. (a)	127,000	1,760,220
United Therapeutics Corp. (a)	40,800	3,399,864

		47,506,348

Broadcasting & Cable TV 0.5%
TiVo, Inc. (a)	322,300	3,377,704

Building Products 0.6%
Owens Corning (a)	321,300	4,106,214

Casinos & Gaming 0.8%
Bally Technologies, Inc. (a)	186,600	5,583,072

Commodity Chemicals 0.6%
Calgon Carbon Corp. (a)	289,800	4,025,322

Communications Equipment 1.5%
F5 Networks, Inc. (a)	101,700	3,517,803
Neutral Tandem, Inc. (a)	115,300	3,403,656

Van Kampen Small Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Communications Equipment (continued)
Starent Networks Corp. (a)	143,700	$3,507,717

		10,429,176

Computer Storage & Peripherals 2.5%
Brocade Communications Systems, Inc. (a)	704,800	5,511,536
STEC, Inc. (a)	309,500	7,177,305
Synaptics, Inc. (a)	137,200	5,302,780

		17,991,621

Construction & Engineering 0.9%
Dycom Industries, Inc. (a)	308,600	3,416,202
KHD Humboldt Wedag International Ltd. (Canada) (a)	381,500	3,181,710

		6,597,912

Construction & Farm Machinery & Heavy Trucks 0.6%
Force Protection, Inc. (a)	459,000	4,057,560

Data Processing & Outsourced Services 2.7%
Broadridge Financial Solutions, Inc.	184,300	3,055,694
CyberSource Corp. (a)	369,000	5,645,700
Global Cash Access Holdings, Inc. (a)	456,000	3,629,760
TNS, Inc. (a)	182,600	3,423,750
Wright Express Corp. (a)	132,400	3,372,228

		19,127,132

Diversified Commercial & Professional Services 2.4%
FTI Consulting, Inc. (a)	99,800	5,061,856
Geo Group, Inc. (a)	380,800	7,075,264
Huron Consulting Group, Inc. (a)	109,600	5,066,808

		17,203,928

Education Services 1.1%
Capella Education Co. (a)	96,300	5,773,185
K12, Inc. (a)	110,017	2,370,866

		8,144,051

Van Kampen Small Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Electric Utilities 0.7%
ITC Holdings Corp.	116,800	$5,298,048

Electrical Components & Equipment 2.4%
American Superconductor Corp. (a)	135,500	3,556,875
General Cable Corp. (a)	131,100	4,926,738
GrafTech International Ltd. (a)	310,300	3,509,493
SunPower Corp., Class B (a)	208,000	4,981,600

		16,974,706

Electronic Equipment Manufacturers 0.7%
Cogent, Inc. (a)	494,718	5,308,324

Environmental & Facilities Services 0.5%
Tetra Tech, Inc. (a)	116,900	3,349,185

Footwear 2.0%
Iconix Brand Group, Inc. (a)	371,200	5,709,056
Steven Madden Ltd. (a)	111,300	2,832,585
Wolverine World Wide, Inc.	248,200	5,475,292

		14,016,933

General Merchandise Stores 0.5%
Big Lots, Inc. (a)	156,800	3,297,504

Health Care Distributors 0.8%
PSS World Medical, Inc. (a)	293,300	5,428,983

Health Care Equipment 4.3%
American Medical Systems Holdings, Inc. (a)	325,600	5,144,480
Edwards Lifesciences Corp. (a)	53,200	3,619,196
Masimo Corp. (a)	93,300	2,249,463
NuVasive, Inc. (a)	120,500	5,374,300
STERIS Corp.	206,400	5,382,912
Thoratec Corp. (a)	179,700	4,812,366
Volcano Corp. (a)	266,300	3,722,874

		30,305,591

Van Kampen Small Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Health Care Facilities 1.5%
Community Health Systems, Inc. (a)	206,500	$5,214,125
Psychiatric Solutions, Inc. (a)	232,700	5,291,598

		10,505,723

Health Care Services 2.1%
athenahealth, Inc. (a)	111,000	4,108,110
HMS Holdings Corp. (a)	177,400	7,223,728
IPC Hospitalist Co., Inc. (a)	12,100	322,949
Mednax, Inc. (a)	85,300	3,593,689

		15,248,476

Health Care Supplies 0.7%
Haemonetics Corp. (a)	88,800	5,061,600

Health Care Technology 2.0%
Eclipsys Corp. (a)	203,500	3,618,230
MedAssets, Inc. (a)	291,400	5,667,730
Medidata Solutions, Inc. (a)	108,400	1,775,592
Phase Forward, Inc. (a)	205,200	3,100,572

		14,162,124

Home Entertainment Software 0.4%
Perfect World Co. Ltd., Class B — ADR (Cayman Islands) (a)	112,300	3,211,780

Household Products 0.7%
Central Garden & Pet Co., Class A (a)	528,600	5,206,710

Industrial Machinery 1.1%
Barnes Group, Inc.	235,300	2,797,717
Chart Industries, Inc. (a)	110,300	2,005,254
Middleby Corp. (a)	71,000	3,118,320

		7,921,291

Internet Retail 0.5%
Shutterfly, Inc. (a)	258,000	3,599,100

Van Kampen Small Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Internet Software & Services 3.8%
AsiaInfo Holdings, Inc. (a)	305,200	$5,252,492
Equinix, Inc. (a)	69,000	5,019,060
j2 Global Communications, Inc. (a)	230,300	5,195,568
MercadoLibre, Inc. (a)	86,800	2,336,430
Omniture, Inc. (a)	281,300	3,533,128
VistaPrint Ltd. (Bermuda) (a)	124,800	5,322,720

		26,659,398

Investment Banking & Brokerage 0.8%
Stifel Financial Corp. (a)	114,000	5,482,260

IT Consulting & Other Services 1.4%
Lender Processing Services, Inc.	214,900	5,967,773
NCI, Inc., Class A (a)	121,800	3,705,156

		9,672,929

Life Sciences Tools & Services 1.7%
AMAG Pharmaceuticals, Inc. (a)	32,300	1,765,841
Illumina, Inc. (a)	125,600	4,890,864
Parexel International Corp. (a)	397,200	5,711,736

		12,368,441

Managed Health Care 0.5%
AMERIGROUP Corp. (a)	132,000	3,544,200

Metal & Glass Containers 1.2%
Greif, Inc., Class A	79,600	3,519,912
Pactiv Corp. (a)	219,300	4,758,810

		8,278,722

Movies & Entertainment 0.7%
Marvel Entertainment, Inc. (a)	149,900	5,334,941

Oil & Gas Equipment & Services 2.1%
Dresser-Rand Group, Inc. (a)	184,800	4,823,280
Dril Quip, Inc. (a)	139,100	5,299,710

Van Kampen Small Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Oil & Gas Equipment & Services (continued)
Key Energy Services, Inc. (a)	783,800	$4,514,688

		14,637,678

Oil & Gas Exploration & Production 2.4%
Arena Resources, Inc. (a)	165,600	5,274,360
Cabot Oil & Gas Corp.	124,500	3,814,680
Encore Acquisition Co. (a)	142,800	4,405,380
Whiting Petroleum Corp. (a)	109,239	3,840,843

		17,335,263

Oil & Gas Refining & Marketing 1.0%
Clean Energy Fuels Corp. (a)	260,400	2,242,044
World Fuel Services Corp.	111,900	4,613,637

		6,855,681

Packaged Foods & Meats 1.3%
Chiquita Brands International, Inc. (a)	357,617	3,669,150
Ralcorp Holdings, Inc. (a)	86,700	5,281,764

		8,950,914

Personal Products 0.7%
Chattem, Inc. (a)	77,800	5,298,180

Pharmaceuticals 2.8%
Impax Laboratories, Inc. (a)	466,700	3,434,912
MAP Pharmaceuticals, Inc. (a)	154,200	1,884,324
Medicis Pharmaceutical Corp., Class A	331,200	5,405,184
Noven Pharmaceuticals, Inc. (a)	119,600	1,710,280
Perrigo Co.	132,200	3,672,516
Valeant Pharmaceuticals International (a)	140,100	3,603,372

		19,710,588

Property & Casualty Insurance 2.1%
Aspen Insurance Holdings Ltd. (Bermuda)	208,000	4,646,720
ProAssurance Corp. (a)	110,100	5,087,721
Tower Group, Inc.	220,700	5,468,946

		15,203,387

Van Kampen Small Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Publishing 0.4%
Dolan Media Co. (a)	245,100	$3,134,829

Regional Banks 1.4%
First Horizon National Corp. (a)	436,779	5,241,351
Signature Bank (a)	185,500	5,030,760

		10,272,111

Research & Consulting Services 0.7%
Resources Global Professionals (a)	271,800	4,666,806

Restaurants 1.4%
Panera Bread Co., Class A (a)	92,500	4,612,050
P.F. Chang’s China Bistro, Inc. (a)	161,000	5,161,660

		9,773,710

Security & Alarm Services 0.7%
Brink’s Home Security Holdings, Inc. (a)	187,100	5,296,801

Semiconductor Equipment 1.3%
Tessera Technologies, Inc. (a)	137,500	3,477,375
Verigy Ltd. (Singapore) (a)	455,400	5,542,218

		9,019,593

Semiconductors 4.2%
ARM Holdings PLC — ADR (United Kingdom)	586,000	3,498,420
Atheros Communications (a)	286,100	5,504,564
Hittite Microwave Corp. (a)	91,800	3,190,050
Microsemi Corp. (a)	390,700	5,391,660
Monolithic Power Systems, Inc. (a)	241,000	5,400,810
Netlogic Microsystems, Inc. (a)	94,300	3,438,178
Silicon Laboratories, Inc. (a)	94,000	3,566,360

		29,990,042

Soft Drinks 0.7%
Hansen Natural Corp. (a)	155,500	4,792,510

Van Kampen Small Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Systems Software 3.2%
Macrovision Solutions Corp. (a)	323,000	$7,044,630
MICROS Systems, Inc. (a)	268,400	6,795,888
Sybase, Inc. (a)	143,100	4,484,754
TeleCommunication Systems, Inc., Class A (a)	631,522	4,490,122

		22,815,394

Trucking 0.7%
Landstar System, Inc.	143,900	5,167,449

Wireless Telecommunication Services 2.3%
Leap Wireless International, Inc. (a)	159,600	5,255,628
SBA Communications Corp., Class A (a)	221,100	5,425,794
Syniverse Holdings, Inc. (a)	332,800	5,334,784

		16,016,206

Total Long-Term Investments 93.0% (Cost $622,728,699)		659,809,952

Repurchase Agreements 10.0%
Banc of America Securities ($3,955,060 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.06%, dated 06/30/09, to be sold on 07/01/09 at $3,955,067)		3,955,060
JPMorgan Chase & Co. ($66,802,423 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 06/30/09, to be sold on 07/01/09 at $66,802,516)		66,802,423

Van Kampen Small Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($517 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 06/30/09, to be sold on 07/01/09 at $517)	$517

Total Repurchase Agreements 10.0% (Cost $70,758,000)	70,758,000

Total Investments 103.0% (Cost $693,486,699)	730,567,952

Liabilities in Excess of Other Assets (3.0%)	(21,101,973)

Net Assets 100.0%	$709,465,979

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

ADR –	American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting

Van Kampen Small Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued
entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investment Type	Quoted Prices	Inputs	Inputs	Total

Assets
Common Stocks
Advertising	$3,508,800	$—	$—	$3,508,800
Aerospace & Defense	6,227,385	—	—	6,227,385
Alternative Carriers	9,001,288	—	—	9,001,288
Apparel Retail	15,699,668	—	—	15,699,668
Apparel, Accessories & Luxury Goods	8,633,629	—	—	8,633,629
Application Software	34,463,062	—	—	34,463,062
Asset Management & Custody Banks	4,951,969	—	—	4,951,969
Biotechnology	47,506,348	—	—	47,506,348
Broadcasting & Cable TV	3,377,704	—	—	3,377,704

Van Kampen Small Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investment Type	Quoted Prices	Inputs	Inputs	Total
Building Products	$4,106,214	$—	$—	$4,106,214
Casinos & Gaming	5,583,072	—	—	5,583,072
Commodity Chemicals	4,025,322	—	—	4,025,322
Communications Equipment	10,429,176	—	—	10,429,176
Computer Storage & Peripherals	17,991,621	—	—	17,991,621
Construction & Engineering	6,597,912	—	—	6,597,912
Construction & Farm Machinery & Heavy Trucks	4,057,560	—	—	4,057,560
Data Processing & Outsourced Services	19,127,132	—	—	19,127,132
Diversified Commercial & Professional Services	17,203,928	—	—	17,203,928
Education Services	8,144,051	—	—	8,144,051
Electric Utilities	5,298,048	—	—	5,298,048
Electrical Components & Equipment	16,974,706	—	—	16,974,706
Electronic Equipment Manufacturers	5,308,324	—	—	5,308,324
Environmental & Facilities Services	3,349,185	—	—	3,349,185
Footwear	14,016,933	—	—	14,016,933
General Merchandise Stores	3,297,504	—	—	3,297,504
Health Care Distributors	5,428,983	—	—	5,428,983
Health Care Equipment	30,305,591	—	—	30,305,591
Health Care Facilities	10,505,723	—	—	10,505,723
Health Care Services	15,248,476	—	—	15,248,476
Health Care Supplies	5,061,600	—	—	5,061,600
Health Care Technology	14,162,124	—	—	14,162,124
Home Entertainment Software	3,211,780	—	—	3,211,780
Household Products	5,206,710	—	—	5,206,710
Industrial Machinery	7,921,291	—	—	7,921,291

Van Kampen Small Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investment Type	Quoted Prices	Inputs	Inputs	Total
Internet Retail	$3,599,100	$—	$—	$3,599,100
Internet Software & Services	26,659,398	—	—	26,659,398
Investment Banking & Brokerage	5,482,260	—	—	5,482,260
IT Consulting & Other Services	9,672,929	—	—	9,672,929
Life Sciences Tools & Services	12,368,441	—	—	12,368,441
Managed Health Care	3,544,200	—	—	3,544,200
Metal & Glass Containers	8,278,722	—	—	8,278,722
Movies & Entertainment	5,334,941	—	—	5,334,941
Oil & Gas Equipment & Services	14,637,678	—	—	14,637,678
Oil & Gas Exploration & Production	17,335,263	—	—	17,335,263
Oil & Gas Refining & Marketing	6,855,681	—	—	6,855,681
Packaged Foods & Meats	8,950,914	—	—	8,950,914
Personal Products	5,298,180	—	—	5,298,180
Pharmaceuticals	19,710,588	—	—	19,710,588
Property & Casualty Insurance	15,203,387	—	—	15,203,387
Publishing	3,134,829	—	—	3,134,829
Regional Banks	10,272,111	—	—	10,272,111
Research & Consulting Services	4,666,806	—	—	4,666,806
Restaurants	9,773,710	—	—	9,773,710
Security & Alarm Services	5,296,801	—	—	5,296,801
Semiconductor Equipment	9,019,593	—	—	9,019,593
Semiconductors	29,990,042	—	—	29,990,042
Soft Drinks	4,792,510	—	—	4,792,510
Systems Software	22,815,394	—	—	22,815,394
Trucking	5,167,449	—	—	5,167,449
Wireless Telecommunication Services	16,016,206	—	—	16,016,206
Short-Term Investments		70,758,000		70,758,000

Total Assets	$659,809,952	$70,758,000	$—	$730,567,952

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 94.1%
Aerospace & Defense 7.5%
AAR Corp. (a)	983,790	$15,789,829
AerCap Holdings N.V. (Netherlands) (a)	1,443,750	10,423,875
HEICO Corp., Class A	42,200	1,234,772
Moog, Inc., Class A (a)	239,700	6,186,657
Spirit AeroSystems Holdings, Inc., Class A (a)	137,800	1,893,372

		35,528,505

Agricultural Products 2.6%
Corn Products International, Inc.	465,100	12,460,029

Air Freight & Logistics 2.2%
Forward Air Corp.	268,300	5,720,156
UTI Worldwide, Inc. (British Virgin Islands) (a)	406,200	4,630,680

		10,350,836

Apparel, Accessories & Luxury Goods 0.8%
Maidenform Brands, Inc. (a)	344,290	3,949,006

Apparel Retail 0.9%
Stage Stores, Inc.	384,025	4,262,678

Application Software 2.2%
Informatica Corp. (a)	317,400	5,456,106
MSC Software Corp. (a)	781,689	5,206,049

		10,662,155

Building Products 0.3%
Quanex Building Products Corp.	131,800	1,478,796

Communications Equipment 2.7%
ADTRAN, Inc.	170,600	3,662,782
Tekelec (a)	533,076	8,971,669

		12,634,451

Construction & Engineering 3.4%
Aecom Technology Corp. (a)	152,800	4,889,600

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Construction & Engineering (continued)
Orion Marine Group, Inc. (a)	236,660	$4,496,540
Stantec, Inc. (Canada) (a)	280,500	6,740,415

		16,126,555

Data Processing & Outsourced Services 0.7%
Broadridge Financial Solutions, Inc.	209,600	3,475,168

Diversified Commercial & Professional Services 1.4%
Brink’s Co.	227,200	6,595,616

Diversified Support Services 0.6%
Copart, Inc. (a)	82,100	2,846,407

Electric Utilities 1.9%
ALLETE, Inc.	204,600	5,882,250
Portland General Electric Co.	162,800	3,171,344

		9,053,594

Electrical Components & Equipment 1.0%
Polypore International, Inc. (a)	421,761	4,689,982

Electronic Equipment Manufacturers 2.7%
Checkpoint Systems, Inc. (a)	571,100	8,960,559
Cognex Corp.	112,800	1,593,864
Rogers Corp. (a)	121,800	2,464,014

		13,018,437

Fertilizers & Agricultural Chemicals 0.7%
Scotts Miracle-Gro Co., Class A	92,000	3,224,600

Gas Utilities 1.3%
UGI Corp.	240,400	6,127,796

Health Care Distributors 2.9%
PharMerica Corp. (a)	698,524	13,712,026

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Health Care Equipment 0.7%
Hill-Rom Holdings, Inc.	217,800	$3,532,716

Health Care Facilities 3.1%
HEALTHSOUTH Corp. (a)	1,024,900	14,799,556

Health Care Services 1.3%
ICON PLC — ADR (Ireland) (a)	277,900	5,997,082

Health Care Technology 1.1%
Allscripts-Misys Healthcare Solutions, Inc.	314,700	4,991,142

Household Appliances 0.5%
Snap-On, Inc.	87,300	2,509,002

Household Products 1.8%
Central Garden & Pet Co. (a)	452,242	4,970,139
Central Garden & Pet Co., Class A (a)	345,555	3,403,717

		8,373,856

Industrial Machinery 0.7%
Albany International Corp., Class A	64,610	735,262
John Bean Technologies Corp.	223,100	2,793,212

		3,528,474

Investment Banking & Brokerage 0.5%
Greenhill & Co., Inc.	29,700	2,144,637

IT Consulting & Other Services 6.6%
Acxiom Corp.	474,731	4,191,875
Gartner, Inc. (a)	374,100	5,708,766
MAXIMUS, Inc.	459,760	18,965,100
Ness Technologies, Inc. (a)	679,500	2,656,845

		31,522,586

Life & Health Insurance 1.2%
Conseco, Inc. (a)	2,487,800	5,896,086

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Life Sciences Tools & Services 1.7%
Bio-Rad Laboratories, Inc., Class A (a)	103,857	$7,839,126

Metal & Glass Containers 2.1%
Pactiv Corp. (a)	250,600	5,438,020
Silgan Holdings, Inc.	87,800	4,304,834

		9,742,854

Multi-Utilities 1.1%
Avista Corp.	302,200	5,382,182

Office Electronics 1.3%
Zebra Technologies Corp., Class A (a)	265,600	6,284,096

Oil & Gas Equipment & Services 1.3%
Exterran Holdings, Inc. (a)	218,493	3,504,628
Superior Energy Services, Inc. (a)	150,320	2,596,026

		6,100,654

Paper Packaging 1.5%
Rock-Tenn Co., Class A	190,700	7,277,112

Personal Products 2.2%
NBTY, Inc. (a)	370,500	10,418,460

Pharmaceuticals 2.3%
Perrigo Co.	389,755	10,827,394

Property & Casualty Insurance 7.0%
AmTrust Financial Services, Inc.	510,300	5,817,420
Argo Group International Holdings, Ltd. (Bermuda) (a)	298,200	8,415,204
Employers Holdings, Inc.	565,800	7,666,590
ProAssurance Corp. (a)	241,599	11,164,290

		33,063,504

Publishing 1.0%
Dolan Media Co. (a)	366,500	4,687,535

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Real Estate Development 1.1%
Forestar Group, Inc. (a)	454,996	$5,405,352

Regional Banks 0.5%
MB Financial, Inc.	227,310	2,316,289

Reinsurance 6.0%
Max Capital Group, Ltd. (Bermuda)	447,000	8,251,620
Platinum Underwriters Holdings, Ltd. (Bermuda)	314,100	8,980,119
Reinsurance Group of America, Inc.	205,600	7,177,496
Validus Holdings, Ltd. (Bermuda)	188,700	4,147,626

		28,556,861

Restaurants 1.7%
AFC Enterprises, Inc. (a)	503,100	3,395,925
Denny’s Corp. (a)	2,248,530	4,834,340

		8,230,265

Security & Alarm Services 1.7%
Brink’s Home Security Holdings, Inc. (a)	292,100	8,269,351

Semiconductors 1.1%
Microsemi Corp. (a)	386,900	5,339,220

Specialized REIT’s 1.2%
Potlatch Corp.	232,700	5,652,283

Specialty Chemicals 2.5%
Cytec Industries, Inc.	146,100	2,720,382
Zep, Inc.	751,290	9,053,045

		11,773,427

Thrifts & Mortgage Finance 1.3%
First Niagara Financial Group, Inc.	181,200	2,069,304
Provident New York Bancorp	489,565	3,975,268

		6,044,572

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Wireless Telecommunication Services 2.2%
Syniverse Holdings, Inc. (a)	653,000	$10,467,590

Total Common Stocks 94.1%		447,169,901

Convertible Corporate Obligations 1.0%
Application Software 1.0%
Epicor Software Corp. ($7,038,000 par, 2.38% coupon, maturing 05/15/27)		4,785,840

Total Long-Term Investments 95.1% (Cost $459,338,476)		451,955,741

Repurchase Agreements 4.6%
Banc of America Securities ($1,225,120 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.06%, dated 06/30/09, to be sold on 07/01/09 at $1,225,122)		1,225,120
JPMorgan Chase & Co. ($20,692,720 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 06/30/09, to be sold on 07/01/09 at $20,692,749)		20,692,720
State Street Bank & Trust Co. ($160 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 06/30/09, to be sold on 07/01/09 at $160)		160

Total Repurchase Agreements 4.6% (Cost $21,918,000)		21,918,000

Total Investments 99.7% (Cost $481,256,476)		473,873,741

Other Assets in Excess of Liabilities 0.3%		1,189,892

Net Assets 100.0%		$475,063,633

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
ADR — American Depositary Receipt

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued
     The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investment Type	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Common Stocks
Aerospace & Defense	$35,528,505	$—	$—	$35,528,505
Agricultural Products	12,460,029	—	—	12,460,029
Air Freight & Logistics	10,350,836	—	—	10,350,836
Apparel, Accessories & Luxury Goods	3,949,006	—	—	3,949,006
Apparel Retail	4,262,678	—	—	4,262,678
Application Software	10,662,155	—	—	10,662,155
Building Products	1,478,796	—	—	1,478,796
Communications Equipment	12,634,451	—	—	12,634,451
Construction & Engineering	16,126,555	—	—	16,126,555
Data Processing & Outsourced Services	3,475,168	—	—	3,475,168
Diversified Commercial & Professional Services	6,595,616	—	—	6,595,616
Diversified Support Services	2,846,407	—	—	2,846,407
Electric Utilities	9,053,594	—	—	9,053,594
Electrical Components & Equipment	4,689,982	—	—	4,689,982
Electronic Equipment Manufacturers	13,018,437	—	—	13,018,437
Fertilizers & Agricultural Chemicals	3,224,600	—	—	3,224,600
Gas Utilities	6,127,796	—	—	6,127,796
Health Care Distributors	13,712,026	—	—	13,712,026
Health Care Equipment	3,532,716	—	—	3,532,716
Health Care Facilities	14,799,556	—	—	14,799,556
Health Care Services	5,997,082	—	—	5,997,082
Health Care Technology	4,991,142	—	—	4,991,142
Household Appliances	2,509,002	—	—	2,509,002
Household Products	8,373,856	—	—	8,373,856
Industrial Machinery	3,528,474	—	—	3,528,474
Investment Banking & Brokerage	2,144,637	—	—	2,144,637
IT Consulting & Other Services	31,522,586	—	—	31,522,586
Life & Health Insurance	5,896,086	—	—	5,896,086
Life Sciences Tools & Services	7,839,126	—	—	7,839,126
Metal & Glass Containers	9,742,854	—	—	9,742,854
Multi-Utilities	5,382,182	—	—	5,382,182
Office Electronics	6,284,096	—	—	6,284,096
Oil & Gas Equipment & Services	6,100,654	—	—	6,100,654
Paper Packaging	7,277,112	—	—	7,277,112
Personal Products	10,418,460	—	—	10,418,460
Pharmaceuticals	10,827,394	—	—	10,827,394
Property & Casualty Insurance	33,063,504	—	—	33,063,504
Publishing	4,687,535	—	—	4,687,535
Real Estate Development	5,405,352	—	—	5,405,352
Regional Banks	2,316,289	—	—	2,316,289
Reinsurance	28,556,861	—	—	28,556,861
Restaurants	8,230,265	—	—	8,230,265
Security & Alarm Services	8,269,351	—	—	8,269,351
Semiconductors	5,339,220	—	—	5,339,220
Specialized REIT’s	5,652,283	—	—	5,652,283
Specialty Chemicals	11,773,427	—	—	11,773,427
Thrifts & Mortgage Finance	6,044,572	—	—	6,044,572
Wireless Telecommunication Services	10,467,590	—	—	10,467,590
Convertible Corporate Obligation	—	4,785,840	—	4,785,840
Short-Term Investments	—	21,918,000	—	21,918,000

Total Assets	$447,169,901	$26,703,840	$—	$473,873,741

Van Kampen Utility Fund
Portfolio of Investments ▪ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 98.9%
Alternative Carriers 0.8%
Colt Telecom Group SA (Luxembourg) (a)	538,789	$963,869

Electric Utilities 51.9%
Allegheny Energy, Inc.	25,251	647,688
American Electric Power Co., Inc.	150,747	4,355,081
CLP Holdings Ltd. (Hong Kong)	105,500	700,520
Duke Energy Corp.	419,653	6,122,737
Edison International	114,078	3,588,894
Entergy Corp.	46,086	3,572,587
Equatorial Energia SA (Brazil)	186,480	1,498,883
Exelon Corp.	192,454	9,855,569
FirstEnergy Corp.	96,427	3,736,546
FPL Group, Inc.	121,576	6,912,811
Great Plains Energy, Inc.	105,500	1,640,525
Iberdrola SA (Spain)	205,231	1,669,080
Kansai Electric Power Co., Inc. (Japan)	80,424	1,774,808
Kyushu Electric Power Co., Inc. (Japan)	46,700	1,005,102
Northeast Utilities	34,487	769,405
Pepco Holdings, Inc.	99,298	1,334,565
Pinnacle West Capital Corp.	39,015	1,176,302
PPL Corp.	79,245	2,611,915
Progress Energy, Inc.	104,387	3,948,960
Scottish & Southern Energy PLC (United Kingdom)	73,796	1,385,489
Southern Co.	215,419	6,712,456
Tohoku Electric Power Co., Inc. (Japan)	54,400	1,137,017

		66,156,940

Gas Utilities 3.6%
AGL Resources, Inc.	8,848	281,366
Atmos Energy Corp.	21,973	550,204

Van Kampen Utility Fund
Portfolio of Investments ▪ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Gas Utilities (continued)
Energen Corp.	7,255	$289,475
EQT Corp.	15,900	555,069
Nicor, Inc.	5,700	197,334
Questar Corp.	27,106	841,912
Tokyo Gas Co., Ltd. (Japan)	235,783	842,932
UGI Corp.	38,778	988,451

		4,546,743

Independent Power Producers & Energy Traders 4.7%
AES Corp. (a)	97,394	1,130,744
Constellation Energy Group, Inc.	89,060	2,367,215
Drax Group PLC (United Kingdom)	67,364	487,584
Dynegy, Inc., Class A (a)	7,300	16,571
Electric Power Development Co., Ltd. (Japan)	17,400	493,100
International Power PLC (United Kingdom)	128,891	506,041
Mirant Corp. (a)	18,162	285,870
NRG Energy, Inc. (a)	10,153	263,572
TransAlta Corp. (Canada)	25,400	487,189

		6,037,886

Integrated Telecommunication Services 4.2%
France Telecom SA (France)	45,794	1,040,449
Koninklijke KPN NV (Netherlands)	76,386	1,052,278
KT Corp. (South Korea)	54,939	1,583,194
Telkom South Africa Ltd. (South Africa)	342,201	1,692,608

		5,368,529

Multi-Utilities 32.6%
Ameren Corp.	62,320	1,551,145
Black Hills Corp.	32,185	739,933
CenterPoint Energy, Inc.	54,855	607,793
CMS Energy Corp.	36,000	434,880
Consolidated Edison, Inc.	61,062	2,284,940
Dominion Resources, Inc.	179,265	5,991,036

Van Kampen Utility Fund
Portfolio of Investments ▪ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Multi-Utilities (continued)
DTE Energy Co.	106,172	$3,397,504
Integrys Energy Group, Inc.	18,477	554,125
NiSource, Inc.	166,271	1,938,720
PG&E Corp.	132,980	5,111,751
PNM Resources, Inc.	25,053	268,318
Public Service Enterprise Group, Inc.	177,732	5,799,395
SCANA Corp.	42,072	1,366,078
Sempra Energy	99,714	4,948,806
TECO Energy, Inc.	49,991	596,393
United Utilities Group PLC (United Kingdom)	125,739	1,029,879
Vectren Corp.	8,051	188,635
Wisconsin Energy Corp.	44,211	1,799,830
Xcel Energy, Inc.	160,537	2,955,486

		41,564,647

Oil & Gas Storage & Transportation 0.5%
Williams Cos., Inc.	40,260	628,459

Water Utilities 0.2%
Sociedad General de Aguas de Barcelona SA, Class A (Spain)	8,666	197,081

Wireless Telecommunication Services 0.4%
Sonaecom SGPS SA (Portugal) (a)	81,442	201,427
Sprint Nextel Corp. (a)	53,986	259,673

		461,100

Total Common Stocks 98.9%		125,925,254

Van Kampen Utility Fund
Portfolio of Investments ▪ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Preferred Stocks 0.6%
Independent Power Producers & Energy Traders 0.6%
Companhia Energetica de Sao Paulo (Brazil) (a)	80,397	$803,765

Total Investments 99.5% (Cost $134,726,465)		126,729,019

Foreign Currency 0.0% (Cost $45,709)		45,284

Other Assets in Excess of Liabilities 0.5%		579,532

Net Assets 100.0%		$127,353,835

Percentages are calculated as a percentage of net assets.
Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. The total market value of these securities is $17,762,458.

(a)	Non-income producing security.
Forward foreign currency contracts outstanding as of June 30, 2009:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Long Contracts:
Canadian Dollar
1,062,718 expiring 07/17/09	US $	$913,720	$(8,346)
1,346,321 expiring 07/16/09	US $	1,157,554	(6,791)

			(15,137)

Euro
736,338 expiring 07/17/09	US $	1,032,985	(6,997)

Japanese Yen
37,404,232 expiring 07/16/09	US $	388,333	13
129,097,220 expiring 07/17/09	US $	1,340,312	(7,498)

			(7,485)

Van Kampen Utility Fund
Portfolio of Investments ▪ June 30, 2009 (Unaudited) continued

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Long Contracts: (continued)
Pound Sterling
66,375 expiring 07/16/09	US $	$109,199	(524)
196,705 expiring 07/17/09	US $	323,615	(2,968)

			(3,492)

Total Long Contracts			$(33,111)

Short Contracts:
Brazil Real
4,007,064 expiring 07/17/09	US $	2,039,307	15,070
562,195 expiring 07/17/09	US $	286,117	1,598

			16,668

Canadian Dollar
1,953,635 expiring 07/16/09	US $	1,679,718	49,566
1,062,784 expiring 07/17/09	US $	913,776	30,480

			80,046

Euro
1,018,069 expiring 07/17/09	US $	1,428,216	(15,951)
399,893 expiring 07/16/09	US $	560,997	(4,793)
2,284,208 expiring 07/16/09	US $	3,204,439	12,244

			(8,500)

Hong Kong Dollar
5,422,700 expiring 07/16/09	US $	699,776	(7)

Japanese Yen
191,151,321 expiring 07/17/09	US $	1,984,569	(8,896)
482,212,867 expiring 07/16/09	US $	5,006,369	(11,208)

			(20,104)

Pound Sterling
2,147,215 expiring 07/16/09	US $	3,532,560	2,035
786,670 expiring 07/17/09	US $	1,294,215	(3,132)

			(1,097)

Republic of Korea Won
1,550,902,435 expiring 07/17/09	US $	1,218,473	8,022
446,482,098 expiring 07/17/09	US $	350,780	504

			8,526

South African Rand
12,421,896 expiring 07/17/09	US $	1,605,921	(12,583)

Total Short Contracts			$62,949

Total Forward Foreign Currency Contracts			$29,838

Van Kampen Utility Fund
Portfolio of Investments ▪ June 30, 2009 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Forward foreign currency contracts are valued using quoted foreign exchange rates. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

- Level 1 —	quoted prices in active markets for identical investments

- Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 —	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservabl
Investment Type	Quoted Prices	Inputs	e Inputs	Total

Assets
Common and Preferred Stocks
Alternative Carriers	$—	$963,869	$—	$963,869
Electric Utilities	58,484,924	7,672,016	—	66,156,940
Gas Utilities	3,703,811	842,932	—	4,546,743
Independent Power Producers & Energy Traders	5,354,926	1,486,725	—	6,841,651
Integrated Telecommunication Services	—	5,368,529	—	5,368,529
Multi-Utilities	40,534,768	1,029,879	—	41,564,647
Oil & Gas Storage & Transportation	628,459	—	—	628,459
Water Utilities	—	197,081	—	197,081
Wireless Telecommunication Services	259,673	201,427	—	461,100
Forward Foreign Currency Contracts	—	119,532	—	119,532

Total Assets	$108,966,561	$17,881,990	$—	$126,848,551

Van Kampen Utility Fund
Portfolio of Investments ▪ June 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservabl
Investment Type	Quoted Prices	Inputs	e Inputs	Total

Liabilities
Forward Foreign Currency Contracts	—	(89,694)	—	(89,694)

Total Liabilities	—	(89,694)	—	(89,694)

Total	$108,966,561	$17,792,296	$—	$126,758,857

Van Kampen Value Opportunities Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 92.6%
Aluminum 1.3%
Alcoa, Inc.	132,800	$1,371,824

Apparel, Accessories & Luxury Goods 3.5%
Hanesbrands, Inc. (a)	253,100	3,799,031

Asset Management & Custody Banks 1.9%
Bank of New York Mellon Corp.	70,683	2,071,719

Broadcasting & Cable TV 4.0%
Comcast Corp., Class A	293,368	4,250,902

Broadcasting — Diversified 0.8%
Time Warner Cable, Inc.	27,309	864,876

Communications Equipment 1.3%
Cisco Systems, Inc. (a)	71,900	1,340,216

Computer Hardware 2.3%
Dell, Inc. (a)	178,219	2,446,947

Department Stores 2.0%
Macy’s, Inc.	186,710	2,195,710

Diversified Banks 0.8%
Wells Fargo & Co.	37,400	907,324

Diversified Chemicals 0.9%
Du Pont (E.I.) de Nemours & Co.	39,400	1,009,428

Drug Retail 1.3%
CVS Caremark Corp.	45,000	1,434,150

Electrical Components & Equipment 0.5%
Emerson Electric Co.	16,700	541,080

Van Kampen Value Opportunities Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Electronic Equipment Manufacturers 1.1%
Cognex Corp.	85,000	$1,201,050

Health Care Distributors 1.0%
Cardinal Health, Inc.	35,600	1,087,580

Household Products 1.1%
Procter & Gamble Co.	22,200	1,134,420

Hypermarkets & Super Centers 2.2%
Wal-Mart Stores, Inc.	48,500	2,349,340

Industrial Conglomerates 1.0%
General Electric Co.	93,300	1,093,476

Integrated Oil & Gas 4.2%
BP PLC — ADR (United Kingdom)	21,200	1,010,816
Chevron Corp.	16,600	1,099,750
ConocoPhillips	26,700	1,123,002
Total SA — ADR (France)	22,400	1,214,752

		4,448,320

Integrated Telecommunication Services 4.4%
AT&T, Inc.	71,100	1,766,124
Verizon Communications, Inc.	96,500	2,965,445

		4,731,569

Internet Software & Services 2.7%
eBay, Inc. (a)	170,000	2,912,100

Life & Health Insurance 2.4%
MetLife, Inc.	51,900	1,557,519
Torchmark Corp.	26,600	985,264

		2,542,783

Managed Health Care 1.0%
UnitedHealth Group, Inc.	44,900	1,121,602

Van Kampen Value Opportunities Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Movies & Entertainment 5.9%
Time Warner, Inc.	97,200	$2,448,468
Viacom, Inc., Class B (a)	171,300	3,888,510

		6,336,978

Oil & Gas Equipment & Services 1.3%
Halliburton Co.	66,100	1,368,270

Other Diversified Financial Services 1.0%
Bank of America Corp.	84,900	1,120,680

Packaged Foods & Meats 5.4%
Cadbury PLC — ADR (United Kingdom)	75,128	2,563,570
Kraft Foods, Inc., Class A	58,500	1,482,390
Unilever NV (Netherlands)	72,300	1,748,214

		5,794,174

Paper Products 5.8%
International Paper Co.	249,891	3,780,851
MeadWestvaco Corp.	148,700	2,440,167

		6,221,018

Pharmaceuticals 9.1%
Abbott Laboratories	16,500	776,160
Bristol-Myers Squibb Co.	92,500	1,878,675
Eli Lilly & Co.	22,600	782,864
Pfizer, Inc.	82,680	1,240,200
Schering-Plough Corp.	132,500	3,328,400
Wyeth	37,630	1,708,026

		9,714,325

Property & Casualty Insurance 13.8%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	80,100	3,270,483
Aspen Insurance Holdings Ltd. (Bermuda)	233,000	5,205,220
Chubb Corp.	96,000	3,828,480
Travelers Cos., Inc.	59,900	2,458,296

		14,762,479

Van Kampen Value Opportunities Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Reinsurance 4.6%
Flagstone Reinsurance Holdings Ltd. (Bermuda)	477,000	$4,913,100

Semiconductors 1.3%
Intel Corp.	83,900	1,388,545

Soft Drinks 2.7%
Coca-Cola Co.	35,900	1,722,841
Dr. Pepper Snapple Group, Inc. (a)	53,196	1,127,223

		2,850,064

Total Long-Term Investments 92.6% (Cost $123,387,674)		99,325,080

Repurchase Agreements 7.4%
Banc of America Securities ($442,581 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.06%, dated 06/30/09, to be sold on 07/01/09 at $442,582)		442,581
JPMorgan Chase & Co. ($7,475,361 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 06/30/09, to be sold on 07/01/09 at $7,475,371)		7,475,361
State Street Bank & Trust Co. ($58 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 06/30/09, to be sold on 07/01/09 at $58)		58

Total Repurchase Agreements 7.4% (Cost $7,918,000)		7,918,000

Total Investments 100.0% (Cost $131,305,674)		107,243,080

Liabilities in Excess of Other Assets 0.0%		(2,619)

Net Assets 100.0%		$107,240,461

Van Kampen Value Opportunities Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Percentages are calculated as a percentage of net assets.
(a) Non-income producing security.
ADR — American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen Value Opportunities Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investment Type	Quoted Prices	Observable Events	Unobservable Inputs	Total

Assets
Equities
Aluminum	$1,371,824	$—	$—	$1,371,824
Apparel, Accessories & Luxury Goods	3,799,031	—	—	3,799,031
Asset Management & Custody Banks	2,071,719	—	—	2,071,719
Broadcasting & Cable TV	4,250,902	—	—	4,250,902
Broadcasting — Diversified	864,876	—	—	864,876
Communications Equipment	1,340,216	—	—	1,340,216
Computer Hardware	2,446,947	—	—	2,446,947
Department Stores	2,195,710	—	—	2,195,710
Diversified Banks	907,324	—	—	907,324
Diversified Chemicals	1,009,428	—	—	1,009,428
Drug Retail	1,434,150	—	—	1,434,150
Electrical Components & Equipment	541,080	—	—	541,080
Electronic Equipment Manufacturers	1,201,050	—	—	1,201,050
Health Care Distributors	1,087,580	—	—	1,087,580
Household Products	1,134,420	—	—	1,134,420
Hypermarkets & Super Centers	2,349,340	—	—	2,349,340
Industrial Conglomerates	1,093,476	—	—	1,093,476
Integrated Oil & Gas	4,448,320	—	—	4,448,320
Integrated Telecommunication Services	4,731,569	—	—	4,731,569
Internet Software & Services	2,912,100	—	—	2,912,100
Life & Health Insurance	2,542,783	—	—	2,542,783
Managed Health Care	1,121,602	—	—	1,121,602

Van Kampen Value Opportunities Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investment Type	Quoted Prices	Observable Events	Unobservable Inputs	Total

Movies & Entertainment	6,336,978	—	—	6,336,978
Oil & Gas Equipment & Services	1,368,270	—	—	1,368,270
Other Diversified Financial Services	1,120,680	—	—	1,120,680
Packaged Foods & Meats	3,230,604	2,563,570	—	5,794,174
Paper Products	6,221,018	—	—	6,221,018
Pharmaceuticals	9,714,325	—	—	9,714,325
Property & Casualty Insurance	14,762,479	—	—	14,762,479
Reinsurance	4,913,100	—	—	4,913,100
Semiconductors	1,388,545	—	—	1,388,545
Soft Drinks	2,850,064	—	—	2,850,064
Repurchase Agreements	—	7,918,000	—	7,918,000

Total Assets	$96,761,510	$10,481,570	$—	$107,243,080

Van Kampen Asset Allocation Conservative Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 99.8%
iShares Barclays 1-3 Year Treasury Bond Fund	24,600	$2,059,266
iShares Barclays Aggregate Bond Fund	30,300	3,095,145
ProShares UltraShort Financials	49,000	2,046,730
SPDR Trust Series 1	31,400	2,886,288
Van Kampen American Value Fund, Class I (a)	177,328	3,103,248
Van Kampen Capital Growth Fund, Class I (a)	829,450	7,141,568
Van Kampen Comstock Fund, Class I (a)	280,123	3,103,763
Van Kampen Corporate Bond Fund, Class I (a)	3,773,674	22,679,781
Van Kampen Emerging Markets Fund, Class I (a)	280,947	3,087,606
Van Kampen Government Securities Fund, Class I (a)	1,641,559	15,447,069
Van Kampen Growth and Income Fund, Class I (a)	297,064	4,114,337
Van Kampen Harbor Fund, Class I (a)	245,253	3,097,544
Van Kampen High Yield Fund, Class I (a)	369,052	3,103,725
Van Kampen International Growth Fund, Class I (a)	625,755	8,266,225
Van Kampen Limited Duration Fund, Class I (a) (b)	1,150,558	10,308,995
Van Kampen Mid Cap Growth Fund, Class I (a)	110,970	2,045,176
Van Kampen Real Estate Securities Fund, Class I (a)	204,132	2,078,067
Van Kampen US Mortgage Fund, Class I (a)	412,029	5,154,487

Total Long-Term Investments 99.8% (Cost $102,100,661)		102,819,020

Repurchase Agreements 0.4%
Banc of America Securities ($21,296 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.06%, dated 06/30/09, to be sold on 07/01/09 at $21,296)		21,296
JPMorgan Chase & Co. ($359,701 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 06/30/09, to be sold on 07/01/09 at $359,702)		359,701

1

Van Kampen Asset Allocation Conservative Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($3 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 06/30/09, to be sold on 07/01/09 at $3)	$3

Total Repurchase Agreements 0.4% (Cost $381,000)	381,000

Total Investments 100.2% (Cost $102,481,661)	103,200,020

Liabilities in Excess of Other Assets (0.2%)	(160,000)

Net Assets 100.0%	$103,040,020

Percentages are calculated as a percentage of net assets.

(a)	Affiliated Fund

(b)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2009, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund’s shares outstanding:

2

Van Kampen Asset Allocation Conservative Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Percent of
Underlying Affiliated Fund	Shares Held

Van Kampen Limited Duration Fund, Class I	9.15%
Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

3

Van Kampen Asset Allocation Conservative Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
Investment Type	Quoted Prices	Inputs	Inputs	Total

Assets
Investment Companies	$102,819,020	$—	$—	$102,819,020
Short-Term Investments	—	381,000	—	381,000

Total Assets	$102,819,020	$381,000	$—	$103,200,020

4

Van Kampen Asset Allocation Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 99.3%
iShares Barclays Aggregate Bond Fund	24,300	$2,482,245
iShares MSCI Japan Index Fund	390,024	3,677,926
SPDR Trust Series 1	24,300	2,233,656
Van Kampen Capital Growth Fund, Class I (a)	2,425,732	20,885,555
Van Kampen Comstock Fund, Class I (a)	1,349,244	14,949,620
Van Kampen Corporate Bond Fund, Class I (a)	1,652,478	9,931,394
Van Kampen Emerging Markets Fund, Class I (a)	676,618	7,436,031
Van Kampen Growth and Income Fund, Class I (a)	625,996	8,670,043
Van Kampen High Yield Fund, Class I (a)	740,691	6,229,213
Van Kampen International Growth Fund, Class I (a)	1,883,743	24,884,247
Van Kampen Limited Duration Fund, Class I (a)	415,656	3,724,274
Van Kampen Mid Cap Growth Fund, Class I (a)	601,336	11,082,622
Van Kampen Real Estate Securities Fund, Class I (a)	491,630	5,004,792
Van Kampen US Mortgage Fund, Class I (a)	198,468	2,482,832

Total Long-Term Investments 99.3% (Cost $141,137,612)		123,674,450

Repurchase Agreements 0.2%
Banc of America Securities ($12,576 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.06%, dated 06/30/09, to be sold on 07/01/09 at $12,576)		12,576
JPMorgan Chase & Co. ($212,422 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 06/30/09, to be sold on 07/01/09 at $212,422)		212,422

1

Van Kampen Asset Allocation Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($2 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 06/30/09, to be sold on 07/01/09 at $2)	$2

Total Repurchase Agreements 0.2% (Cost $225,000)	225,000

Total Investments 99.5% (Cost $141,362,612)	123,899,450

Other Assets in Excess of Liabilities 0.5%	601,193

Net Assets 100.0%	$124,500,643

Percentages are calculated as a percentage of net assets.
(a)	Affiliated Fund

2

Van Kampen Asset Allocation Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued
Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

3

Van Kampen Asset Allocation Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment Type	Quoted Prices	Observable Inputs	Inputs	Total

Assets
Investment Companies	$123,674,450	$—	$—	$123,674,450
Short-Term Investments	—	225,000	—	225,000

Total Assets	$123,674,450	$225,000	$—	$123,899,450

4

Van Kampen Asset Allocation Moderate Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 99.3%
iShares Barclays 1-3 Year Treasury Bond Fund	45,790	$3,833,081
iShares Barclays Aggregate Bond Fund	56,240	5,744,916
iShares MSCI Japan Index Fund	200,546	1,891,149
SPDR Trust Series 1	58,400	5,368,128
Van Kampen Capital Growth Fund, Class I (a)	2,641,782	22,745,741
Van Kampen Comstock Fund, Class I (a)	1,387,834	15,377,197
Van Kampen Corporate Bond Fund, Class I (a)	3,186,879	19,153,141
Van Kampen Emerging Markets Fund, Class I (a)	869,950	9,560,751
Van Kampen Government Securities Fund, Class I (a)	1,829,918	17,219,531
Van Kampen Growth and Income Fund, Class I (a)	689,891	9,554,995
Van Kampen High Yield Fund, Class I (a)	1,142,770	9,610,696
Van Kampen International Growth Fund, Class I (a)	2,325,163	30,715,403
Van Kampen Limited Duration Fund, Class I (a) (b)	1,496,340	13,407,204
Van Kampen Mid Cap Growth Fund, Class I (a)	618,516	11,399,244
Van Kampen Real Estate Securities Fund, Class I (a)	758,514	7,721,674
Van Kampen US Mortgage Fund, Class I (a)	612,409	7,661,232

Total Long-Term Investments 99.3% (Cost $204,791,798)		190,964,083

Repurchase Agreements 0.2%
Banc of America Securities ($21,799 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.06%, dated 06/30/09, to be sold on 07/01/09 at $21,799)		21,799
JPMorgan Chase & Co. ($368,198 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 06/30/09, to be sold on 07/01/09 at $368,199)		368,198

1

Van Kampen Asset Allocation Moderate Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($3 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 06/30/09, to be sold on 07/01/09 at $3)	$3

Total Repurchase Agreements 0.2% (Cost $390,000)	390,000

Total Investments 99.5% (Cost $205,181,798)	191,354,083

Other Assets in Excess of Liabilities 0.5%	984,264

Net Assets 100.0%	$192,338,347

Percentages are calculated as a percentage of net assets.

(a)	Affiliated Fund

(b)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2009, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund’s shares outstanding:

2

Van Kampen Asset Allocation Moderate Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Percent of
Underlying Affiliated Fund	Shares Held

Van Kampen Limited Duration Fund, Class I	11.90%
Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

3

Van Kampen Asset Allocation Moderate Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other Significant	Significant Unobservable
Investment Type	Quoted Prices	Observable Inputs	Inputs	Total

Assets
Investment Companies	$190,964,083	$—	$—	$190,964,083
Short-Term Investments	—	390,000	—	390,000

Total Assets	$190,964,083	$390,000	$—	$191,354,083

4

Van Kampen Core Equity Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 98.5%
Aerospace & Defense 5.0%
Boeing Co.	8,740	$371,450
L-3 Communications Holdings, Inc.	4,130	286,539
Northrop Grumman Corp.	7,110	324,785
Raytheon Co.	7,010	311,454
United Technologies Corp.	8,110	421,396

		1,715,624

Agricultural Products 1.9%
Bunge Ltd. (Bermuda)	10,710	645,277

Apparel, Accessories & Luxury Goods 1.4%
VF Corp.	8,820	488,187

Apparel Retail 1.4%
Gap, Inc.	29,440	482,816

Asset Management & Custody Banks 1.9%
State Street Corp.	13,970	659,384

Biotechnology 1.7%
Amgen, Inc. (a)	11,300	598,222

Computer & Electronics Retail 1.0%
GameStop Corp., Class A (a)	16,480	362,725

Computer Hardware 7.0%
Apple, Inc. (a)	5,280	752,030
Hewlett-Packard Co.	18,890	730,099
IBM Corp.	8,850	924,117

		2,406,246

Construction & Engineering 2.5%
Fluor Corp.	10,090	517,516
Jacobs Engineering Group, Inc. (a)	8,430	354,819

		872,335

Van Kampen Core Equity Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Construction & Farm Machinery & Heavy Trucks 1.5%
Caterpillar, Inc.	15,840	$523,354

Data Processing & Outsourced Services 1.3%
Computer Sciences Corp. (a)	10,540	466,922

Diversified Banks 0.9%
Wells Fargo & Co.	13,410	325,327

Drug Retail 1.8%
CVS Caremark Corp.	19,790	630,707

Electric Utilities 1.4%
FirstEnergy Corp.	12,150	470,812

Fertilizers & Agricultural Chemicals 1.2%
Monsanto Co.	5,410	402,179

Footwear 1.8%
NIKE, Inc., Class B	12,060	624,467

Hotels, Resorts & Cruise Lines 1.2%
Royal Caribbean Cruises Ltd. (Liberia) (a)	31,920	432,197

Industrial Conglomerates 3.2%
General Electric Co.	67,940	796,257
Textron, Inc.	31,070	300,136

		1,096,393

Industrial Machinery 0.7%
Eaton Corp.	5,560	248,032

Integrated Oil & Gas 9.0%
Chevron Corp.	15,590	1,032,838
ConocoPhillips	17,040	716,702
Marathon Oil Corp.	19,860	598,382
Occidental Petroleum Corp.	11,540	759,447

		3,107,369

Van Kampen Core Equity Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Integrated Telecommunication Services 2.5%
AT&T, Inc.	35,130	$872,629

Internet Software & Services 1.8%
Google, Inc., Class A (a)	1,449	610,884

Investment Banking & Brokerage 1.3%
Goldman Sachs Group, Inc.	3,060	451,166

Life & Health Insurance 3.1%
Aflac, Inc.	15,840	492,466
MetLife, Inc.	18,940	568,389

		1,060,855

Managed Health Care 4.2%
UnitedHealth Group, Inc.	26,540	662,969
WellPoint, Inc. (a)	15,260	776,582

		1,439,551

Movies & Entertainment 1.5%
Walt Disney Co.	22,120	516,060

Multi-Utilities 2.1%
Public Service Enterprise Group, Inc.	22,100	721,123

Oil & Gas Drilling 1.4%
Transocean Ltd. (Switzerland) (a)	6,670	495,514

Oil & Gas Refining & Marketing 1.1%
Valero Energy Corp.	22,760	384,416

Other Diversified Financial Services 2.5%
Bank of America Corp.	64,240	847,968

Paper Products 2.1%
International Paper Co.	47,990	726,089

Pharmaceuticals 8.2%
Merck & Co., Inc.	22,800	637,488

Van Kampen Core Equity Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Pharmaceuticals (continued)
Pfizer, Inc.	62,180	$932,700
Schering-Plough Corp.	27,000	678,240
Watson Pharmaceuticals, Inc. (a)	17,200	579,468

		2,827,896

Property & Casualty Insurance 3.3%
ACE Ltd. (Switzerland)	7,000	309,610
Allstate Corp.	18,160	443,104
Travelers Cos., Inc.	9,060	371,822

		1,124,536

Railroads 2.2%
CSX Corp.	22,250	770,517

Restaurants 1.8%
McDonald’s Corp.	11,140	640,439

Semiconductor Equipment 0.7%
MEMC Electronic Materials, Inc. (a)	12,780	227,612

Steel 1.4%
United States Steel Corp.	13,100	468,194

Systems Software 4.9%
Microsoft Corp.	44,840	1,065,847
Oracle Corp.	29,950	641,529

		1,707,376

Tobacco 4.6%
Altria Group, Inc.	41,430	679,038
Philip Morris International, Inc.	21,180	923,871

		1,602,909

Total Long-Term Investments 98.5% (Cost $35,354,794)		34,054,309

Van Kampen Core Equity Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements 1.3%
Banc of America Securities ($26,215 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.06%, dated 06/30/09, to be sold on 07/01/09 at $26,215)	26,215
JPMorgan Chase & Co. ($442,782 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 06/30/09, to be sold on 07/01/09 at $442,782)	442,782
State Street Bank & Trust Co. ($3 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 06/30/09, to be sold on 07/01/09 at $3)	3

Total Repurchase Agreements 1.3% (Cost $469,000)	469,000

Total Investments 99.8% (Cost $35,823,794)	34,523,309

Other Assets in Excess of Liabilities 0.2%	52,449

Net Assets 100.0%	$34,575,758

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1— Level 2—	quoted prices in active markets for identical investments other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen Core Equity Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment Type	Quoted Prices	Observable Inputs	Inputs	Total

Assets
Common Stocks
Aerospace & Defense	$1,715,624	$—	$—	$1,715,624
Agricultural Products	645,277	—	—	645,277
Apparel, Accessories & Luxury Goods	488,187	—	—	488,187
Apparel Retail	482,816	—	—	482,816
Asset Management & Custody Banks	659,384	—	—	659,384
Biotechnology	598,222	—	—	598,222
Computer & Electronics Retail	362,725	—	—	362,725
Computer Hardware	2,406,246	—	—	2,406,246
Construction & Engineering	872,335	—	—	872,335
Construction & Farm Machinery & Heavy Trucks	523,354	—	—	523,354
Data Processing & Outsourced Services	466,922	—	—	466,922
Diversified Banks	325,327	—	—	325,327
Drug Retail	630,707	—	—	630,707
Electric Utilities	470,812	—	—	470,812
Fertilizers & Agricultural Chemicals	402,179	—	—	402,179
Footwear	624,467	—	—	624,467
Hotels, Resorts & Cruise Lines	432,197	—	—	432,197
Industrial Conglomerates	1,096,393	—	—	1,096,393
Industrial Machinery	248,032	—	—	248,032
Integrated Oil & Gas	3,107,369	—	—	3,107,369
Integrated Telecommunication Services	872,629	—	—	872,629
Internet Software & Services	610,884	—	—	610,884
Investment Banking & Brokerage	451,166	—	—	451,166
Life & Health Insurance	1,060,855	—	—	1,060,855
Managed Health Care	1,439,551	—	—	1,439,551
Movies & Entertainment	516,060	—	—	516,060
Multi-Utilities	721,123	—	—	721,123
Oil & Gas Drilling	495,514	—	—	495,514
Oil & Gas Refining & Marketing	384,416	—	—	384,416
Other Diversified Financial Services	847,968	—	—	847,968
Paper Products	726,089	—	—	726,089
Pharmaceuticals	2,827,896	—	—	2,827,896
Property & Casualty Insurance	1,124,536	—	—	1,124,536
Railroads	770,517	—	—	770,517
Restaurants	640,439	—	—	640,439

Van Kampen Core Equity Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment Type	Quoted Prices	Observable Inputs	Inputs	Total

Semiconductor Equipment	$227,612	$—	$—	$227,612
Steel	468,194	—	—	468,194
Systems Software	1,707,376	—	—	1,707,376
Tobacco	1,602,909	—	—	1,602,909
Short-Term Investments	—	469,000	—	469,000

Total Assets	$34,054,309	$469,000	$—	$34,523,309

Van Kampen Global Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 95.4%
Bermuda 0.5%
REXLot Holdings Ltd. (a)	350,000	$27,074

Brazil 8.3%
BM&F BOVESPA SA	20,472	123,072
Brascan Residential Properties SA	106,205	231,434
Companhia Brasileira de Meios de Pagamento (a)	11,100	95,451

		449,957

Canada 5.5%
Brookfield Asset Management, Inc., Class A	9,886	168,754
Ultra Petroleum Corp. (a)	3,351	130,689

		299,443

Cayman Islands 24.3%
Baidu, Inc. — ADR (a)	595	179,149
Ctrip.com International Ltd. — ADR (a)	2,281	105,610
Greenlight Capital Re Ltd., Class A (a)	10,142	175,558
Mindray Medical International Ltd., Class A — ADR	5,883	164,253
Minth Group Ltd.	405,800	337,320
New Oriental Education & Technology Group, Inc. — ADR (a)	4,106	276,580
Tencent Holdings Ltd.	7,000	81,503

		1,319,973

China 5.5%
China Merchants Holdings International Co., Ltd.	104,000	299,008

Denmark 4.3%
DSV A/S	19,003	236,013

Germany 1.8%
BASF SE	2,481	98,958

India 2.4%
ICICI Bank Ltd. — ADR	4,343	128,119

1

Van Kampen Global Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Japan 5.6%
ARUZE Corp.	25,900	$197,254
Nintendo Co., Ltd.	400	110,082

		307,336

Mexico 1.5%
Cemex SAB de CV — ADR (a)	8,657	80,856

Switzerland 1.7%
Panalpina Welttransport Holding AG	1,247	90,836

United Kingdom 5.5%
British American Tobacco PLC — ADR	1,771	98,822
Diageo PLC — ADR	3,470	198,657

		297,479

United States 28.5%
Amazon.com, Inc. (a)	2,219	185,642
American Express Co.	2,191	50,919
Apple, Inc. (a)	1,438	204,814
Cisco Systems, Inc. (a)	3,262	60,804
Corning, Inc.	8,168	131,178
Google, Inc., Class A (a)	446	188,029
MasterCard, Inc., Class A	906	151,583
Monsanto Co.	3,382	251,418
Omnicom Group, Inc.	4,081	128,878
Philip Morris International, Inc.	2,486	108,439
Procter & Gamble Co.	1,745	89,169

		1,550,873

Total Long-Term Investments 95.4% (Cost $6,305,568)		5,185,925

2

Van Kampen Global Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)

Description	Value

Repurchase Agreements 6.4%
Banc of America Securities ($19,563 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.06%, dated 06/30/09, to be sold on 07/01/09 at $19,563)	$19,563
JPMorgan Chase & Co. ($330,434 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 06/30/09, to be sold on 07/01/09 at $330,434)	330,434
State Street Bank & Trust Co. ($3 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 06/30/09, to be sold on 07/01/09 at $3)	3

Total Repurchase Agreements 6.4% (Cost $350,000)	350,000

Total Investments 101.8% (Cost $6,655,568)	5,535,925

Foreign Currency 0.2% (Cost $9,691)	9,700

Liabilities in Excess of Other Assets (2.0%)	(107,586)

Net Assets 100.0%	$5,438,039

Percentages are calculated as a percentage of net assets.
Certain securities trading in foreign markets that close before the New York Stock exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. The total market value of these securities is $1,478,047.

(a)	Non-income producing security.

ADR — American Depositary Receipt

3

Van Kampen Global Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements The Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Van Kampen Global Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant		Percent
		Observable	Unobservable		of Net
Investment Type	Quoted Prices	Inputs	Inputs	Total	Assets*

Assets

Common Stocks

Advertising	$128,878	$—	$—	$128,878	2.4%
Air Freight & Logistics	—	90,836	—	90,836	1.7
Auto Parts & Equipment	—	337,320	—	337,320	6.2
Communications Equipment	191,982	—	—	191,982	3.5
Computer Hardware	204,814	—	—	204,814	3.8
Construction Materials	80,856	—	—	80,856	1.5
Consumer Finance	50,919	—	—	50,919	0.9
Data Processing & Outsourced Services	247,033	—	—	247,033	4.6
Distillers & Vintners	198,658	—	—	198,658	3.7
Diversified Banks	128,119		—	128,119	2.4
Diversified Chemicals	—	98,958	—	98,958	1.8
Education Services	276,580	—	—	276,580	5.1
Fertilizers & Agricultural Chemicals	251,418	—	—	251,418	4.6
Health Care Equipment	164,253	—	—	164,253	3.0
Home Entertainment Software	—	110,082	—	110,082	2.0
Hotels, Resorts & Cruise Lines	105,610	—	—	105,610	1.9
Household Products	89,170	—	—	89,170	1.6

Internet Retail	185,642	—	—	185,642	3.4

5

Van Kampen Global Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)

	Level 1	Level 2	Level 3
		Other
		Significant	Significant		Percent
		Observable	Unobservable		of Net
Investment Type	Quoted Prices	Inputs	Inputs	Total	Assets*

Internet Software & Services	$367,178	$81,502	$—	$448,680	8.3
Investment Banking & Brokerage	—	27,074	—	27,074	0.5

Leisure Products	—	197,254	—	197,254	3.6
Marine Ports & Services	—	299,008	—	299,008	5.5
Oil & Gas Exploration & Production	130,689	—	—	130,689	2.4
Other Diversified Financial Services	123,072	—	—	123,072	2.3
Real Estate Management & Development	400,188	—	—	400,188	7.4

Reinsurance	175,558	—	—	175,558	3.2

Tobacco	207,261	—	—	207,261	3.8

Trucking	—	236,013	—	236,013	4.3
Short-Term Investments	—	350,000	—	350,000

Total Assets	$3,707,878	$1,828,047	$—	$5,535,925

*	Summary of Long-Term Investments by Industry Classification totals to 95.4%.

6

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Equity Trust

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: August 20, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: August 20, 2009

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 20, 2009